Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income / (loss)	$ (1.0)	$ 105.4	$ 70.1
Adjustments to reconcile Net income / (loss) to Net cash from operating activities
Depreciation and amortization	73.6	53.1	50.2
Amortization of deferred financing costs	5.7	5.6	5.5
Deferred income taxes	39.8	15.2	(9.1)
Loss on early extinguishment of debt	31.7	44.9	6.5
Impairment of Long-Lived Assets Held-for-use, Including Discontinued Operation	0.0	3.5	2.8
Gain (Loss) on Disposition of Business	(1.4)	(20.1)	13.3
Gain (Loss) on Disposition of Business	(4.7)	0.0	(11.7)
Changes in certain assets and liabilities:
Accounts receivable, net	11.2	10.2	45.7
Inventories	4.9	(4.2)	14.8
Taxes applicable to subsequent years	(0.2)	(2.8)	0.1
Deferred regulatory costs, net	(34.0)	(2.2)	(9.2)
Accounts payable	(10.1)	9.7	(16.3)
Accrued taxes payable / receivable	8.0	(21.2)	37.4
Accrued interest	4.6	(2.9)	(2.1)
Accrued pension and other post-retirement benefits	(11.8)	(8.8)	(3.4)
Increase (Decrease) in Other Noncurrent Liabilities	1.5	(14.6)	(0.5)
Other	(8.6)	9.5	0.1
Net cash provided by operating activities	113.9	180.3	205.9
Cash flows from investing activities:
Capital expenditures	(157.3)	(156.5)	(96.1)
Proceeds from disposal and sale of business interests	1.6	0.0	234.9
Payments for Removal Costs	(8.9)	(51.0)	(14.5)
Proceeds from Sale of Property, Plant, and Equipment	5.1	0.0	10.6
Insurance proceeds	0.0	0.0	3.0
Payments for (Proceeds from) Removal Costs	(25.5)	(11.6)	(7.5)
Other investing activities, net	(0.7)	(3.5)	(0.5)
Net cash provided by / (used in) investing activities	(185.7)	(222.6)	129.9
Cash flows from financing activities:
Deferred financing costs	(7.8)	(9.9)	0.0
Retirement of debt	(550.8)	(978.0)	(240.5)
Proceeds from Contributions from Parent	98.0	0.0	0.0
Premium paid for early redemption of debt	(0.1)	(0.2)	0.0
Issuance of long-term debt	555.0	821.7	0.0
Borrowings from revolving credit facilities	185.0	204.0	30.0
Repayment of borrowings from revolving credit facilities	(229.0)	(60.0)	(40.0)
Net cash from financing activities	50.3	(22.4)	(250.5)
Net Cash Provided by (Used in) Discontinued Operations	0.0	0.0	1.5
Cash and cash equivalents:
Net increase / (decrease) in cash	(21.5)	(64.7)	86.8
Restricted Cash and Cash Equivalents	25.5	47.0	111.7
Supplemental cash flow information:
Interest paid, net of amounts capitalized	67.8	80.8	93.7
Income taxes paid / (refunded), net	(51.9)	1.8	(1.4)
Non-cash financing and investing activities:
Accruals for capital expenditures	31.7	16.9	10.4
Non-cash capital contribution			40.0
Non-cash Proceeds from Sale of Business	0.0	0.0	4.1
Accruals from sale of business	2.2	$ 0.0	$ 0.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Cash flows from financing activities:
Proceeds from Contributions from Parent	$ 150.0